Other taxes payable - Summary of Amounts Due on Non-Current Liabilities and Maturity Schedule (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other taxes [line items]
Other tax payable non current	R$ 176,702	R$ 255,245
13 to 24 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	8,379	6,667
25 to 36 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	2,676	7,957
37 to 48 months [member]
Disclosure of other taxes [line items]
Other tax payable non current		919
49 to 60 months [member]
Disclosure of other taxes [line items]
Other tax payable non current		996
over 60 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	R$ 165,647	R$ 238,706